Fair Value Measurements (Assets Measured at Fair Value on a Nonrecurring Basis) (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	$ 2,263	$ 2,555
Intangible assets, net	5,394	9,136
Goodwill	47,415	48,811
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	0	0
Intangible assets, net	0	0
Goodwill	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	0	0
Intangible assets, net	0	0
Goodwill	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	2,263	2,555
Intangible assets, net	5,394	9,136
Goodwill	$ 47,415	$ 48,811